Credit Facilities, Long-Term Debt and Lease Liabilities - Non-Recourse Debt (Details) $ in Millions, $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 06, 2021	Dec. 31, 2020 CAD ($)	Oct. 22, 2020 AUD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,267		$ 3,361
Senior Secured Note Maturing June 2042
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 800
Interest rate	4.07%
Windrise Wind LP bond
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 171		$ 0
Interest rate		3.41%